Revenue - Summary of revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of revenue from contracts with customers [line items]
Sale of Services	₨ 28,091.7	$ 406.2
Others (Incentives) (refer note 2(x))	0.0	0.0
Total	2,959,666.9	42,797.6	₨ 2,856,910.8	₨ 2,632,176.8
Vehicles [Member]
Disclosure of revenue from contracts with customers [line items]
- Sale of miscellaneous products	2,576,720.5	37,260.1
Spare Parts [member]
Disclosure of revenue from contracts with customers [line items]
- Sale of miscellaneous products	240,405.0	3,476.3
Miscellaneous [member]
Disclosure of revenue from contracts with customers [line items]
- Sale of miscellaneous products	₨ 114,449.7	$ 1,655.0